DEPOSITS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Noninterest-bearing demand	$ 102,319,581	$ 81,097,622
Interest-bearing
Demand	67,351,757	68,312,048
Money market deposits	209,813,301	191,540,190
Savings	35,291,646	30,787,620
Certificates of deposit	405,454,003	455,515,721
Total interest-bearing	717,910,707	746,155,579
Total deposits	$ 820,230,288	$ 827,253,201